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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05769
Invesco Van Kampen High Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10

Item 1. Reports to Stockholders.

Invesco Van Kampen High Income Trust II
Semiannual Report to Shareholders ■ June 30, 2010
NYSE: VLT

2	Fund Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
12	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
22	Approval of Investment Advisory and Sub-Advisory Agreements
24	Results of Proxy
T-1	Trustees and Officers
Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Cumulative total returns, 12/31/09 to 6/30/10

Fund at NAV	3.02%
Fund at Market Value	19.97
Market Price Premium to NAV	9.63
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
Portfolio Management Update
As of the close of the reporting period, the following individuals are jointly and primarily responsible for the day-to-day management of Invesco Van Kampen High Income Trust II.
     Effective June 25, 2010, Mr. Peter Ehret (lead manager) began managing the Trust and has been associated with the adviser or its affiliates in an investment management capacity since 2001.
     Effective June 25, 2010, Mr. Darren Hughes began managing the Trust and has been associated with the adviser or its affiliates in an investment management capacity since 1992.
     Effective June 25, 2010, Mr. Scott Roberts began managing the Trust and has been associated with the adviser or its affiliates in an investment management capacity since 2000.

NYSE Symbol	VLT
2      Invesco Van Kampen High Income Trust II

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.
Plan benefits
■	Add to your account

You may increase the amount of shares in your Fund easily and automatically with the Plan.
■	Low transaction costs

Transaction costs are low because the new shares are bought in blocks and the brokerage commission is shared among all participants.
■	Convenience

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com.
■	Safekeeping

The Agent will hold the shares it has acquired for you in safekeeping.
How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.
How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can obtain a copy of the Plan Brochure and enroll in the Plan by visiting invesco.com, calling toll-free 800 341 2929 or notifying us in writing at Invesco Van Kampen Closed-End Funds Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. Please include your fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such dividend is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.
Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Fund. However, you will pay your portion of any per share fees incurred when the new shares are purchased on the open market. These fees are typically less than the standard brokerage charges for individual transactions, because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any per share or service fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.
Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.
How to withdraw from the Plan
You may withdraw from the plan at any time by calling 800 341 2929, visiting invesco.com or by writing to Invesco Van Kampen Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your fund name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.

2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a stock certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com.
3       Invesco Van Kampen High Income Trust II

Schedule of Investments

June 30, 2010
(Unaudited)

			Par
			Amount
	Coupon	Maturity	(000)	Value

Corporate Bonds–138.1%
Advertising–0.3%
Lamar Media Corp.(a)	7.875%	4/15/2018	$185	$186,850

Aerospace & Defense–1.8%
Bombardier, Inc. (Canada)(a)	7.750%	3/15/2020	295	306,800

Hexcel Corp.	6.750%	2/1/2015	395	389,075

Triumph Group, Inc.	8.000%	11/15/2017	360	346,500

				1,042,375

Airlines–1.9%
Continental Airlines, Inc., Ser C	7.339%	4/19/2014	270	259,824

Continental Airlines, Inc., Ser B	9.250%	5/10/2017	25	26,141

Delta Air Lines, Inc.(a)	9.500%	9/15/2014	490	516,950

United Airlines, Inc.(a)	9.875%	8/1/2013	250	258,750

				1,061,665

Aluminum–0.1%
Century Aluminum Co.	8.000%	5/15/2014	85	80,325

Apparel, Accessories & Luxury Goods–0.3%
Quiksilver, Inc.	6.875%	4/15/2015	180	164,250

Apparel Retail–0.2%
Collective Brands, Inc.	8.250%	8/1/2013	120	121,500

Auto Manufacturing–0.8%
Allison Transmission, Inc.(a)	11.000%	11/1/2015	235	246,162

Motors Liquidation Co.(b)	8.375%	7/15/2033	680	219,300

				465,462

Auto Parts & Equipment–0.5%
Tenneco, Inc.	8.125%	11/15/2015	270	273,375

Broadcasting & Cable TV 0.4%
Clear Channel Worldwide Holdings, Inc.(a)	9.250%	12/15/2017	190	191,662

Broadcasting—Diversified–2.8%
CSC Holdings LLC	8.625%	2/15/2019	1,510	1,594,937

Broadcasting–1.9%
Nielsen Finance LLC / Nielsen Finance Co.	11.625%	2/1/2014	1,000	1,095,000

Building Products–2.3%
AMH Holdings, Inc.	11.250%	3/1/2014	105	107,691

Building Materials Corp.(a)	7.500%	3/15/2020	100	97,500

Gibraltar Industries, Inc., Ser B	8.000%	12/1/2015	270	264,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Building Products–(continued)

Nortek, Inc.	11.000%	12/1/2013	$290	$303,775

Ply Gem Industries, Inc.	11.750%	6/15/2013	510	534,225

				1,307,791

Cable–4.0%
Charter Communications Operating LLC(a)	10.875%	9/15/2014	785	870,369

DISH DBS Corp.	7.000%	10/1/2013	870	900,450

Echostar DBS Corp.	6.625%	10/1/2014	340	341,700

NTL Cable PLC (United Kingdom)	9.125%	8/15/2016	100	104,000

				2,216,519

Casinos & Gaming–2.9%
Great Canadian Gaming Co. (Canada)(a)	7.250%	2/15/2015	150	149,250

MGM Resorts International	10.375%	5/15/2014	1,310	1,421,350

Seneca Gaming Corp.	7.250%	5/1/2012	65	64,106

				1,634,706

Chemicals–3.9%
Airgas, Inc.(a)	7.125%	10/1/2018	605	651,131

Innophos, Inc.	8.875%	8/15/2014	740	763,125

Westlake Chemical Corp.	6.630%	1/15/2016	834	803,768

				2,218,024

Coal & Consumable Fuels–0.2%
Consol Energy, Inc.(a)	8.250%	4/1/2020	90	94,612

Communications Equipment–0.9%
Avaya, Inc.	9.750%	11/1/2015	505	483,537

Construction & Farm Machinery & Heavy Trucks–2.2%
Case New Holland, Inc.(a)	7.875%	12/1/2017	195	198,900

Navistar International Corp.	8.250%	11/1/2021	850	864,875

Oshkosh Corp.	8.500%	3/1/2020	190	198,075

				1,261,850

Construction Materials–0.2%
Texas Industries, Inc.	7.250%	7/15/2013	145	141,375

Consumer Finance–2.8%
Ford Motor Credit Co., LLC	8.000%	12/15/2016	851	870,148

Ford Motor Credit Co., LLC	8.125%	1/15/2020	515	527,875

National Money Mart Co. (Canada)(a)	10.375%	12/15/2016	170	173,400

				1,571,423

Diversified Media–1.0%
AMC Entertainment, Inc.	8.750%	6/1/2019	545	550,450

Financial–6.6%
CB Richard Ellis Services, Inc.	11.625%	6/15/2017	765	860,625

CIT Group, Inc.	7.000%	5/1/2014	500	473,750

GMAC LLC	6.875%	9/15/2011	1,355	1,385,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Financial–(continued)

International Lease Finance Corp.(a)	8.750%	3/15/2017	$1,082	$1,033,310

				3,753,172

Food & Drug–1.3%
Axcan Intermediate Holdings, Inc.	12.750%	3/1/2016	355	360,769

SUPERVALU, Inc.	7.500%	11/15/2014	365	365,912

				726,681

Food & Tobacco–2.9%
Constellation Brands, Inc.	7.250%	5/15/2017	465	474,300

JBS USA LLC Finance, Inc.	11.625%	5/1/2014	1,050	1,181,250

				1,655,550

Forest Products–3.9%
Crown Americas LLC	7.625%	11/15/2013	508	524,510

Georgia-Pacific Corp.(a)	7.125%	1/15/2017	850	871,250

Graphic Packaging International, Inc.	9.500%	8/15/2013	500	510,000

P.H. Glatfelter Co.	7.125%	5/1/2016	320	315,070

				2,220,830

Gaming & Leisure–5.6%
Ameristar Casinos, Inc.	9.250%	6/1/2014	620	652,550

Harrah’s Operating Co., Inc.	5.625%	6/1/2015	295	191,750

Harrah’s Operating Co., Inc.	11.250%	6/1/2017	795	836,737

Las Vegas Sands Corp.	6.375%	2/15/2015	860	827,750

MGM Mirage, Inc.	13.000%	11/15/2013	245	282,363

Scientific Games International, Inc.	9.250%	6/15/2019	350	360,500

				3,151,650

Gas Utilities–0.8%
Ferrellgas LP	6.750%	5/1/2014	285	281,438

Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	190	192,850

				474,288

Health Care–5.4%
Apria Healthcare Group, Inc.(a)	12.375%	11/1/2014	500	538,125

Biomet, Inc.	10.000%	10/15/2017	745	806,463

FMC Finance III SA (Luxembourg)	6.875%	7/15/2017	665	686,482

Healthsouth Corp.	10.750%	6/15/2016	455	493,675

Invacare Corp.	9.750%	2/15/2015	165	178,200

Tenet Healthcare Corp.(a)	10.000%	5/1/2018	350	388,500

				3,091,445

Health Care Facilities–5.6%
Community Health Systems, Inc.	8.875%	7/15/2015	835	868,400

HCA, Inc.	7.875%	2/15/2020	1,345	1,392,075

Tenet Healthcare Corp.	7.375%	2/1/2013	840	846,300

				3,106,775

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Health Care Services–0.3%
Multiplan, Inc.(a)	10.375%	4/15/2016	$119	$122,868

Universal Hospital Services, Inc.(d)	8.500%	6/1/2015	65	64,188

				187,056

Homebuilding–0.4%
M/I Homes, Inc.	6.875%	4/1/2012	230	228,850

Housing–2.9%
Interface, Inc., Ser B	9.500%	2/1/2014	888	910,755

K.Hovnanian Enterprises, Inc.	10.625%	10/15/2016	750	753,750

				1,664,505

Information Technology–6.0%
Expedia, Inc.	8.500%	7/1/2016	435	470,752

First Data Corp.	9.875%	9/24/2015	1,075	817,000

Unisys Corp.(a)	14.250%	9/15/2015	1,015	1,179,937

Vangent, Inc.	9.625%	2/15/2015	955	917,994

				3,385,683

Integrated Telecommunication Services–0.6%
Qwest Communications International, Inc.(a)	7.125%	4/1/2018	315	314,213

Manufacturing–3.4%
Baldor Electric Co.	8.625%	2/15/2017	330	343,200

Berry Plastics Escrow LLC	8.250%	11/15/2015	650	643,500

RBS Global, Inc. & Rexnord Corp.(a)	8.500%	5/1/2018	1,000	970,000

				1,956,700

Metals–2.5%
Foundation PA Coal Co.	7.250%	8/1/2014	245	250,513

Freeport-McMoRan Cooper & Gold, Inc.	8.375%	4/1/2017	130	143,284

Novelis, Inc. (Canada)	7.250%	2/15/2015	1,070	1,043,250

				1,437,047

Multi-Line Insurance–0.7%
Hartford Financial Services Group, Inc.(c)	8.125%	6/15/2038	425	390,465

Oil & Gas Drilling–0.4%
Pride International, Inc.	7.375%	7/15/2014	200	198,750

Oil & Gas Equipment & Services–2.0%
Bristow Group, Inc.	7.500%	9/15/2017	160	153,200

Compagnie Generale de Geophysique SA (France)	7.500%	5/15/2015	565	542,400

Key Energy Services, Inc.	8.375%	12/1/2014	430	427,850

				1,123,450

Oil & Gas Exploration & Production–10.1%
Chesapeake Energy Corp.	9.500%	2/15/2015	750	830,625

Cimarex Energy Co.	7.125%	5/1/2017	280	282,800

Continental Resources, Inc.(a)	7.375%	10/1/2020	165	164,175

Continental Resources, Inc.	8.250%	10/1/2019	130	136,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Oil & Gas Exploration & Production–(continued)

Encore Acquisition Co.	9.500%	5/1/2016	$230	$243,512

Forest Oil Corp.	7.250%	6/15/2019	205	199,362

Hilcorp Energy/Finance Corp.(a)	7.750%	11/1/2015	625	612,500

McMoRan Exploration Co.	11.875%	11/15/2014	650	667,062

Newfield Exploration Co.	6.625%	9/1/2014	730	739,125

Newfield Exploration Co.	7.125%	5/15/2018	195	194,025

Plains Exploration & Production Co.	7.625%	6/1/2018	210	206,588

Plains Exploration & Production Co.	7.750%	6/15/2015	370	367,225

PetroHawk Energy Corp.	7.875%	6/1/2015	450	453,375

Range Resources Corp.	7.500%	5/15/2016	290	295,075

Southwestern Energy Co.	7.500%	2/1/2018	315	336,263

				5,728,537

Oil & Gas Refining & Marketing–1.4%
Tesoro Corp.	6.500%	6/1/2017	440	407,000

United Refining Co.	10.500%	8/15/2012	425	389,938

				796,938

Oil & Gas Storage & Transportation–4.1%
Atlas Energy Operating Co., LLC	10.750%	2/1/2018	905	966,087

Copano Energy LLC/Copano Energy Finance Corp.	8.125%	3/1/2016	390	388,050

Inergy LP	8.250%	3/1/2016	315	321,300

Markwest Energy Partners LP/Markwest Energy Finance Corp.	8.750%	4/15/2018	435	444,787

Regency Energy Partners LP/Regency Energy Finance Corp.	8.375%	12/15/2013	225	233,438

				2,353,662

Paper Products–0.9%
Mercer International, Inc.	9.250%	2/15/2013	540	525,150

Pipelines–2.0%
El Paso Corp.	12.000%	12/12/2013	1,000	1,160,000

Publishing–0.5%
Gannett Co., Inc.(a)	9.375%	11/15/2017	250	265,625

Railroads–0.4%
Kansas City Southern de Mexico SA de CV (Mexico)(a)	8.000%	2/1/2018	246	252,962

Retail–5.0%
Brown Shoe Co., Inc.	8.750%	5/1/2012	1,045	1,060,675

Oxford Industries, Inc.	11.375%	7/15/2015	850	941,375

Sally Holdings LLC/Sally Capital, Inc.	9.250%	11/15/2014	790	824,562

				2,826,612

Semiconductor Equipment–1.7%
Amkor Technologies, Inc.(a)	7.375%	5/1/2018	175	171,500

Freescale Semiconductor, Inc.(d)	9.125%	12/15/2014	490	442,225

Freescale Semiconductor, Inc.(a)	9.250%	4/15/2018	361	357,390

				971,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Services–4.8%
Affinion Group, Inc.	11.500%	10/15/2015	$750	$789,375

ARAMARK Corp.	8.500%	2/1/2015	470	478,225

Ticketmaster Entertainment, Inc.	10.750%	8/1/2016	1,350	1,454,625

				2,722,225

Specialty Chemicals–0.8%
Huntsman International LLC	7.375%	1/1/2015	490	455,700

Technology–1.3%
Sungard Data Systems, Inc.	9.125%	8/15/2013	725	742,219

Telecommunications–1.4%
Intelsat Corp.	9.250%	6/15/2016	750	791,250

Tires & Rubber–2.1%
Cooper Tire & Rubber Co.	8.000%	12/15/2019	350	348,250

Goodyear Tire & Rubber Co.	10.500%	5/15/2016	770	837,375

				1,185,625

Trading Companies & Distributors–0.7%
H&E Equipment Services, Inc.	8.375%	7/15/2016	395	373,275

Travel Services–0.5%
Travelport LLC	9.880%	9/1/2014	303	307,545

Trucking–0.5%
Hertz Corp.	8.875%	1/1/2014	305	310,338

Utility–6.7%
AES Corp.	7.750%	3/1/2014	775	792,437

Edison Mission Energy	7.000%	5/15/2017	455	295,750

Intergen NV (Netherlands)(a)	9.000%	6/30/2017	800	804,000

IPALCO Enterprises, Inc.	8.625%	11/14/2011	405	420,187

NRG Energy, Inc.	7.375%	2/1/2016	390	390,975

NRG Energy, Inc.	7.375%	1/15/2017	390	387,075

RRI Energy, Inc.	7.875%	6/15/2017	735	696,413

				3,786,837

Wireless–3.5%
SBA Telecommunications, Inc.(a)	8.250%	8/15/2019	450	471,938

Sprint Capital Corp.	6.900%	5/1/2019	750	684,375

Wind Acquisition Finance SA (Luxembourg)(a)	12.000%	12/1/2015	815	847,600

				2,003,913

Wireless Communications–2.9%
Nextel Communications, Inc., Ser E	6.875%	10/31/2013	775	761,438

XM Satellite Radio, Inc.(a)	11.250%	6/15/2013	820	879,450

				1,640,888

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen High Income Trust II

			Par
			Amount
	Coupon	Maturity	(000)	Value

Wireless Telecommunication Services–1.4%
Clearwire Communications LLC/Clearwire Finance, Inc.(a)	12.000%	12/1/2015	$525	$531,562

Digicel Ltd. (Bermuda)(a)	8.250%	9/1/2017	255	254,044

				785,606

Wireline–2.7%
Citizens Communications Co.	7.125%	3/15/2019	815	755,912

Windstream Corp.	7.875%	11/1/2017	435	425,213

Windstream Corp.	8.125%	8/1/2013	345	357,506

				1,538,631

Total Corporate Bonds–138.1%				78,349,451

Equities–0.7%
Ally Financial, Inc. (287 Preferred Shares)(a)				223,097

Hosiery Corp. of America, Inc., Class A (1,000 Common Shares)(e)(f)				0

Zions Bancorp., Ser E (8,143 Preferred Shares)				210,904

Total Equities–0.7%				434,001

Total Long-Term Investments–138.8% (Cost $74,755,686)				78,783,452

Money Market Funds–0.1%
Liquid Assets Portfolio–Institutional Class (18,607 Shares)(g)				18,607

Premier Portfolio–Institutional Class (18,607 Shares)(g)				18,607

Total Money Market Funds 0.1% (Cost $37,214)				37,214

TOTAL INVESTMENTS 138.9% (COST $74,792,900)				78,820,666

BORROWINGS–(45.8)%				(26,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES–6.9%				3,910,681

NET ASSETS–-100.0%				$56,731,347

Percentages are calculated as a percentage of net assets.

Notes to Schedule of Investments

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b)	Non-income producing as security is in default.
(c)	Variable Rate Coupon
(d)	Payment-in-kind security.
(e)	Security has been deemed illiquid.
(f)	Non-income producing security.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
Portfolio Composition

By Credit Quality, based on Long Term Investments
as of June 30, 2010

BBB/Baa	2.6%

BB/Ba	49.5

B/B	42.0

CCC./Caa	5.2

Non-Rated	0.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen High Income Trust II

Fair Value Measurements

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)
  The following is a summary of the inputs used as of June 30, 2010 in valuing the Trust’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$—	$78,349,451	$—	$78,349,451

Equity Securities	248,118	223,097	—	471,215

Total	$248,118	$78,572,548	$—	$78,820,666

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen High Income Trust II

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $74,755,686)	$78,783,452

Investments in affiliated money market funds, at value and cost	37,214

Cash	4

Receivables:
Investments sold	7,288,900

Interest	1,666,467

Other	8,106

Total assets	87,784,143

Liabilities:
Payables:
Borrowings	26,000,000

Investments purchased	4,854,727

Income distributions — common shares	31,252

Other affiliates	22,747

Accrued expenses	144,070

Total liabilities	31,052,796

Net assets applicable to common shares	$56,731,347

Net asset value per common share ($56,731,347 divided by 3,770,265 shares outstanding)	$15.05

Net assets consist of:
Common shares ($0.01 par value with an unlimited number of shares authorized, 3,770,265 shares issued and outstanding)	$37,703

Paid in surplus	112,465,691

Net unrealized appreciation	4,027,766

Accumulated undistributed net investment income (loss)	(541,097)

Accumulated net realized gain (loss)	(59,258,716)

Net assets applicable to common shares	$56,731,347

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen High Income Trust II

Statement of Operations

For the Six Months Ended June 30, 2010
(Unaudited)

Investment income:
Dividends	$10,118

Interest	3,820,192

Other	52,575

Total income	3,882,885

Expenses:
Investment advisory fee	294,815

Credit line	212,748

Professional fees	142,892

Trustees’ fees and related expenses	41,182

Interest expense	30,604

Accounting and administrative expenses	24,560

Reports to shareholders	21,452

Transfer agent fees	18,165

Registration fees	16,394

Preferred share maintenance	10,247

Custody	6,275

Other	3,836

Total expenses	823,170

Investment advisory fee reduction	21,061

Net expenses	802,109

Net investment income	$3,080,776

Realized and unrealized gain/loss:
Net realized loss	$(1,015,953)

Unrealized appreciation/depreciation:
Beginning of the period	4,217,084

End of the period	4,027,766

Net unrealized depreciation during the period	(189,318)

Net realized and unrealized loss	$(1,205,271)

Distributions to preferred shareholders	$(20,881)

Net increase in net assets applicable to common shares from operations	$1,854,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen High Income Trust II

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

From investment activities:
Operations:
Net investment income	$3,080,776	$6,893,712

Net realized loss	(1,015,953)	(6,969,064)

Net unrealized appreciation/depreciation during the period	(189,318)	25,530,129

Distributions to preferred shareholders:
Net investment income	(20,881)	(1,574,640)

Change in net assets applicable to common shares from operations	1,854,624	23,880,137

Distributions to common shareholders:
Net investment income	(3,119,900)	(5,297,230)

Net change in net assets applicable to common shares from investment activities	(1,265,276)	18,582,907

Net assets applicable to common shares:
Beginning of the period	57,996,623	39,413,716

End of the period (Including accumulated undistributed net investment income of $(541,097) and $(481,092), respectively)	$56,731,347	$57,996,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen High Income Trust II

Statement of Cash Flows

For the Six Months Ended June 30, 2010
(Unaudited)

Change in net assets from operations (including preferred share distributions)	$1,854,624

Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(47,503,600)

Principal repayments/sales of investments	52,973,594

Net sales of short-term investments	1,928,000

Amortization of loan fees	99,094

Accretion of discounts	(289,524)

Net realized (gain)/loss on investments	1,015,953

Net change in unrealized depreciation on investments	189,318

Decrease in interest and fees receivable	136,720

Decrease in other assets	15,946

Decrease in payable for investment advisory fees	(49,496)

Decrease in payable for distributor and other affiliates	(13,590)

Decrease in accrued interest expenses	(247,455)

Decrease in trustees’ deferred compensation and retirement plans	(520,860)

Decrease in accrued expenses	(49,555)

Total adjustments	7,684,545

Net cash provided by operating activities	9,539,169

Cash flows from financing activities:

Repayments of bank borrowings	(2,000,000)

Change in preferred shares	(4,412,941)

Cash distributions paid	(3,127,079)

Net cash used for financing activities	(9,540,020)

Net decrease in cash	(851)

Cash at beginning of the period	855

Cash at the end of the period	$4

Supplemental disclosures of cash flow information
Cash paid during the period for interest	$-0-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen High Income Trust II

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for one common share of the Trust outstanding throughout the periods indicated.
  All share amounts, net asset values and common share market prices have been adjusted as a result of the 1-for-5 reverse common share split on May 22, 2009.

	Six months ended
	June 30,		Year ended December 31,
	2010		2009	2008	2007	2006	2005

Net asset value, beginning of the period	$15.38		$10.45	$20.40	$21.45	$21.40	$23.80

Net investment income	0.82	(a)	1.83 (a)	2.45 (a)	2.55 (a)	2.45 (a)	2.60

Net realized and unrealized gain/loss	(0.31)		4.93	(9.90)	(1.00)	0.25	(2.25)

Common share equivalent of distributions paid to preferred shareholders:
Net investment income	(0.01)		(0.42)	(1.00)	(0.95)	(0.85)	(0.55)

Total from investment operations	0.50		6.34	(8.45)	0.60	1.85	(0.20)

Distributions paid to common shareholders:
Net investment income	(0.83)		(1.41)	(1.50)	(1.65)	(1.80)	(2.20)

Net asset value, end of the period	$15.05		$15.38	$10.45	$20.40	$21.45	$21.40

Common share market price at end of the period	$16.50		$14.48	$8.90	$18.15	$20.10	$20.70

Total return*(b)	19.97	%**	83.40%	-45.03%	-1.71%	6.02%	-11.46%

Net assets applicable to common shares at end of the period (in millions)	$56.7		$58.0	$39.4	$77.0	$81.1	$80.8

Ratio of net expenses to average net assets applicable to common shares*(c)	2.80	%(g)(h)	2.31%	1.94%	1.84%	2.00%	2.43%

Ratio of net investment income to average net assets applicable to common shares*(c)	10.75	%(g)	14.13%	14.65%	12.06%	11.69%	11.89%

Portfolio turnover	55	%**	58%	46%	37%	48%	62%

* If certain expenses had not been voluntarily assumed by the adviser, total returns would have been lower and the ratios would have been as follows:

Ratio of expenses to average net assets applicable to common shares(c)	2.87	%(g)(h)	2.40%	2.04%	1.93%	2.05%	N/A

Ratio of net investment income to average net assets applicable to common shares(c)	10.68	%(g)	14.04%	14.55%	11.97%	11.64%	N/A

Supplemental ratios:
Ratio of net investment income to average net assets applicable to common shares*(d)	10.68	%(g)	10.90%	8.56%	7.61%	7.70%	9.24%

Senior indebtedness:
Total preferred shares outstanding	-0-		176	1,296	2,616	2,616	2,616

Asset coverage per preferred share(e)	N/A		$354,600	$55,444	$54,487	$56,040	$55,933

Involuntary liquidating preference per preferred share	N/A		$25,000	$25,000	$25,000	$25,000	$25,000

Average market value per preferred share	N/A		$25,000	$25,000	$25,000	$25,000	$25,000

Total borrowing outstanding (in thousands)	$26,000		$28,000	N/A	N/A	N/A	N/A

Asset coverage per $1,000 unit of senior indebtedness(f)	$3,182		$3,229	N/A	N/A	N/A	N/A

**	Non-Annualized
(a)	Based on average shares outstanding.
(b)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.
(c)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(d)	Ratios reflect the effect of dividend payments to preferred shareholders.
(e)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.
(f)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares and the borrowings) from the Trust’s total assets and dividing by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(g)	Ratios are based on average net assets applicable to common shares (000’s omitted) of $57,789.
(h)	Ratio includes interest expense, fees on the committed line of credit and preferred share maintenance expense.

N/A	= Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen High Income Trust II

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen High Income Trust II (the “Trust”) is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As part of Invesco’s June 1, 2010 acquisition of Morgan Stanley’s retail asset management business (the “Transaction”), the Trust changed its name from Van Kampen High Income Trust II to Invesco Van Kampen High Income Trust II. The Transaction did not result in any change to the Trust’s investment objective or principal investment strategies.
  The Trust’s investment objective is to provide high current income, while seeking to preserve shareholders’ capital through investment in a professionally managed diversified portfolio of income producing, fixed income securities.
  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions, including estimates and assumptions regarding taxation, that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Fair Value Measurements — GAAP defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for

17        Invesco Van Kampen High Income Trust II

the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — Prices are based on quoted prices in active markets for identical investments.
Level 2 — Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

    Level 3 — Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
C.	Security Transactions — Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a “when-issued” or “delayed delivery” basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until after payment is made. At June 30, 2010, the Trust had no when-issued or delayed delivery purchase commitments.
The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included on the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain/loss from investment securities reported on the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains/losses on securities per share on the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported on the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported on the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
D.	Investment Income — Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Bond discount is accreted and premium is amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments.
E.	Federal Income Taxes — It is the Trust’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is presented in the financial statements.. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Trust recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Trust files tax returns with the U.S. Internal Revenue Service and various states. Generally, each of the tax years in the four year period ended December 31, 2009, remains subject to examination by taxing authorities.
The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At December 31, 2009, the Trust had an accumulated capital loss carryforward for tax purposes of $58,175,283 which will expire according to the following schedule:

Amount	Expiration

$17,027,138	December 31, 2010

6,782,916	December 31, 2011

875,105	December 31, 2012

565,263	December 31, 2013

4,400,827	December 31, 2014

47,559	December 31, 2015

9,476,998	December 31, 2016

18,999,477	December 31, 2017

Due to a merger with another regulated investment company, a portion of the capital loss carry forward referred to above may be limited under Internal Revenue Code Section 382.

18        Invesco Van Kampen High Income Trust II

Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,872,596

Aggregate unrealized (depreciation) of investment securities	(502,626)

Net unrealized appreciation of investment securities	$4,369,970

Cost of investments for tax purposes is $74,450,696.

F.	Distribution of Income and Gains — The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included in ordinary income for tax purposes.
The tax character of distributions paid during the year ended December 31, 2009 were as follows:

Distributions paid from:
Ordinary income	$6,897,501

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$171,784

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.
G.	Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.
H.	Securities Lending — The Trust may lend portfolio securities having a market value up to one-third of the Trust’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Trust’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Trust if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Trust could experience delays and costs in gaining access to the collateral. The Trust bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations, if any. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser monthly based on the annual rate of 0.70% of the Trust’s average daily net assets. The advisory fee is calculated on net assets including preferred shares and debt leverage.
  Prior to the Transaction, the Trust paid $247,443 in advisory fees to Van Kampen Asset Management (“Van Kampen”) based on the annual rate above of the Trust’s average daily net assets including preferred shares and debt leverage. Van Kampen voluntarily waived $21,061 of its advisory fees or other expenses during the period.
  Effective on the closing of the Transaction, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 2.02%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. The Adviser did not waive any advisory fees under this agreement.

19        Invesco Van Kampen High Income Trust II

  Under the terms of a master sub-advisory agreement approved by shareholders of the Trust between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. Prior to the Transaction, under separate accounting services and chief compliance officer (“CCO”) employment agreements, Van Kampen Investments Inc. provided accounting services and the CCO provided compliance services to the Trust. Pursuant to such agreements, the Trust paid $6,564 to Van Kampen Investments Inc. For the six months ended June 30, 2010, expenses incurred under these agreements are shown on the Statement of Operations as “Accounting and administrative expenses”. Additionally, Invesco has entered into service agreements whereby State Street Bank & Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.
  Prior to the Transaction, under a legal services agreement, Van Kampen Investments Inc. provided legal services to the Trust. Pursuant to such agreement, the Trust paid $75,266 to Van Kampen Investments Inc.
  The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500. The deferred compensation and retirement plans were terminated and amounts owned to the trustees were distributed.
  For the six months ended June 30, 2010, the Trust paid legal fees of approximately $41,800 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP, as counsel to the Trust. A member of that firm is a Trustee of the Trust.

NOTE 3—Capital Transactions

For the six months ended June 30, 2010 and the year ended December 31, 2009, transactions in common shares were as follows:

	Six Months
	Ended	Year Ended
	June 30, 2010	December 31, 2009

Beginning Shares	3,770,265	18,851,327

1-for-5 Reverse Common Share Split	-0-	(15,081,062)

Ending Shares	3,770,265	3,770,265

NOTE 4—Investment Transactions

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government securities and money market funds, if any, were $45,281,067 and $53,070,104, respectively.

NOTE 5—Mortgage Backed Securities

The Trust may invest in various types of Mortgage Backed Securities. A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies — Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC). GNMA is a wholly owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the United States. Securities of FNMA and FHLMC include those issued in principal only or interest only components. A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS’s.
  These securities derive their value from or represent interests in a pool of mortgages, or mortgage securities. Mortgage securities are subject to prepayment risk — the risk that, as mortgage interest rates fall, borrowers will refinance and “prepay” principal. A trust holding mortgage securities that are experiencing prepayments will have to reinvest these payments at lower prevailing interest rates. On the other hand, when interest rates rise, borrowers are less likely to refinance resulting in lower prepayments. This can effectively extend the maturity of a trust’s mortgage securities resulting in greater price volatility. It can be difficult to measure precisely the remaining life of a mortgage security or the average life of a portfolio of such securities.
  To the extent a trust invests in mortgage securities offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, the Trust may be subject to additional risks. Timely payment of interest and principal of non-governmental issuers are supported by various forms of private insurance or guarantees, including individual loan, title, pool and hazard insurance purchased by the issuer. There can be no assurance that the private insurers can meet their obligations under the policies.
  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage backed security and could result in losses to a trust. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payment on their mortgages.

20        Invesco Van Kampen High Income Trust II

NOTE 6—Preferred Shares

During the six months ended June 30, 2010, the Trust retired all of its outstanding Auction Preferred Shares (APS). Historically, the Trust paid annual fees equivalent to 0.25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auction. Effective March 19, 2009, the Trust had decreased this amount to 0.15% due to auction failures. These fees are included as a component of “Preferred Share Maintenance” expense on the Statement of Operations.
  The APS were redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust was subject to certain asset coverage tests and the APS were subject to mandatory redemption if the tests were not met.
  For the six months ended June 30, 2010, transactions in preferred shares were as follows:

	Series A		Series B
	Shares	Value	Shares	Value

Outstanding at December 31, 2009	75	$1,875,000	101	$2,525,000

Amount Retired	(75)	(1,875,000)	(101)	(2,525,000)

Outstanding at June 30, 2010	0	$0	0	$0

NOTE 7—Borrowings

The Trust entered into a $30 million annual revolving credit agreement in order to redeem and retire its preferred shares. This revolving credit agreement is secured by the assets of the Trust. In connection with this agreement, for the six months ended June 30, 2010, the Trust incurred fees of approximately $212,700, as disclosed on the Statement of Operations. For the six months ended June 30, 2010, the average daily balance of borrowings under the credit agreement was $26,000,000 with a weighted average interest rate of 0.28%.

NOTE 8—Indemnifications

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 9—Cash Balances

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (i) leave trusts as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 10—Change in Independent Registered Public Accounting Firm

In connection with the Transaction, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Trust for the fiscal year following May 31, 2010. Prior to May 31, 2010, the Trust’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Transaction, the Prior Auditor resigned as the independent registered public accounting firm of the Trust. The Prior Auditor’s report on the financial statements of the Trust for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

21        Invesco Van Kampen High Income Trust II

Investment Advisory Agreement Approval

During this reporting period, the Board approved the continuation of the investment advisory agreement with Van Kampen Asset Management for the period May 19-20, 2010 through June 1, 2010, the date of the closing of the Transaction (as defined below). Additionally, the Board approved an investment advisory agreement and investment sub-advisory agreements with Invesco Advisers, Inc. and its affiliates effective June 1, 2010 through June 30, 2011. Both approvals are discussed below.

Approval of Investment Advisory Agreement with Van Kampen Asset Management
Both the Investment Company Act of 1940 (the “1940 Act”) and the terms of the Fund’s investment advisory agreement with Van Kampen Asset Management require that the investment advisory agreement between the Fund and its investment adviser be approved annually by a majority of the Board of Trustees of the Fund and by a majority of the independent trustees voting separately.
  At meetings held on May 19-20, 2010, the Board met to consider approving the continuation of the investment advisory agreement between the Fund and its then current investment adviser, Van Kampen Asset Management, until the closing of Invesco’s acquisition of Morgan Stanley’s asset management business, including Van Kampen Investments (the “Transaction”). Upon the closing of the Transaction on June 1, 2010, such investment advisory agreement terminated. The discussion in this section entitled “Approval of Investment Advisory Agreement with Van Kampen Asset Management” relates solely to the approval of the investment advisory agreement for the period prior to the closing of the Transaction. The Board of Trustees, and the independent trustees voting separately, considered and ultimately determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the investment advisory agreement review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board considered the investment agreement over a period of several months and the trustees held sessions with both the investment adviser and separate from the investment adviser in reviewing and considering the investment advisory agreement.

The Board’s Evaluation Process
In approving the investment advisory agreement, the Board considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser’s expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund’s shareholders, and the propriety of breakpoints in the Fund’s investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements

A.	Nature, Extent and Quality of the Services Provided
On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund and changes made in the Fund’s portfolio management team over time. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory agreement.

B.	Performance, Fees and Expenses of the Fund
On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund’s weighted performance is under the fund’s benchmark or peers, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund’s overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory agreement.

C.	Investment Adviser’s Expenses in Providing the Service and Profitability
At least annually, the trustees review the investment adviser’s expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser’s expenses and profitability support its decision to approve the investment advisory agreement.

D.	Economies of Scale
On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund’s expense ratio and particularly the Fund’s advisory fee rate. In conjunction with its review of the investment adviser’s profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund’s portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory agreement.

22        Invesco Van Kampen High Income Trust II

E.	Other Benefits of the Relationship
On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds’ portfolio trading, and in certain cases distribution or service related fees related to funds’ sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory agreement.

Approval of Investment Advisory and Investment Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates
The current investment adviser for the Fund, effective June 1, 2010, is Invesco Advisers, Inc. (“Invesco”) pursuant to the investment advisory agreement approved by the Board on December 8, 2009 and approved by shareholders of the Fund on April 16, 2010.
  The closing of the Transaction constituted an “assignment” of the Fund’s investment advisory agreement with Van Kampen Asset Management and, therefore, pursuant to the 1940 Act, resulted in the automatic termination of the Fund’s investment advisory agreement with Van Kampen Asset Management. The 1940 Act requires that shareholders of the Fund approve any new investment advisory agreement for the Fund.
  In connection with the Transaction, the Fund’s Board of Trustees approved a new investment advisory arrangement between the Fund and the Invesco, which arrangement includes (i) a new advisory agreement with Invesco, which agreement allows Invesco to enter into subadvisory agreements and delegate any or all of its rights, duties or obligations to one or more wholly owned affiliates of Invesco Ltd. as subadvisers and (ii) that Invesco enter into a master subadvisory agreement with several of Invesco Ltd.’s wholly owned affiliates (collectively, the “New Advisory Agreements”). Shareholders approved the New Advisory Agreements with Invesco on April 16, 2010, which became effective on June 1, 2010. The discussion in this section entitled “Approval of Investment Advisory and Investment Sub-Advisory Agreement with Invesco Advisers, Inc. and its Affiliates” relates solely to the approval of the investment advisory agreement for the period subsequent to the closing of the Transaction.

The Board’s Evaluation Process
At several in-person and telephonic meetings held in August, September, October, November and December 2009, the Board discussed and ultimately approved the New Advisory Agreements. At these meetings, the Board considered information provided by Morgan Stanley, Van Kampen Investments and Invesco regarding, among other things: Invesco’s organization and personnel; business strategy; ownership structure; financial strength; affiliations (including other asset management affiliations); asset management practices and capabilities; legal and regulatory matters; and compliance matters. Emphasis during these meetings focused on Invesco being a global investment management leader with momentum in the U.S. retail market, and that the combination of Invesco and Morgan Stanley’s retail asset management business, including Van Kampen Investments, can bring additional value to the Fund’s shareholders. The parties discussed Invesco’s independence as a publicly traded entity, its strategic focus solely on the investment management business (including Invesco’s investment reputation, broad product line, service quality, industry relationships and objective of putting investors’ interests first) and its significant depth in resources, diversification, performance and experience. The parties discussed how the current Invesco and Van Kampen Investments businesses compare and complement each other and the synergies of the combined organization which management believes will benefit the Fund’s shareholders. The parties discussed aligning the Fund and other funds currently advised by the Adviser together with other funds and products currently advised by Invesco and its affiliates towards using a single, common operating platform (which includes, among other things, common investment operating platforms, common global performance measurement and risk analysis, and common compliance policies and procedures).

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
In connection with the Board’s consideration of the New Advisory Agreements, the trustees considered the factors discussed above as well as the following:

A.	Nature, Extent and Quality of the Services to be Provided
The Board considered the roles and responsibilities of the investment adviser (and its affiliates) as a whole and those specific to portfolio management, support and trading functions anticipated to be servicing the Fund. The trustees discussed with Invesco the resources available in managing the Fund, including the portfolio management team. The trustees also discussed certain other services that are to be provided by Invesco or its affiliates to the Fund including subadvisory services, certain global performance measurement and risk analysis, compliance, accounting, and administrative services. The Board has determined that the nature, extent and quality of the services to be provided by Invesco (and its affiliates) support its decision to approve the New Advisory Agreements.

B.	Projected Fees and Expenses of the Fund
The Board considered that the advisory fee rate for the Fund would remain the same under the New Advisory Agreements as they were under the previous advisory agreement. The Board had previously determined that such fees were acceptable under such advisory agreement. The Board has determined that the projected fees and expenses of the Fund support its decision to approve the New Advisory Agreements.

C.	Investment Adviser’s Expenses in Providing the Service and Profitability
At least annually, the trustees expect to review Invesco’s expenses in providing services to the Fund and other funds advised by Invesco and the profitability of Invesco. In connection with the Fund, the trustees discussed with Invesco its projected revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, and other costs. The Board has determined that the analysis of Invesco’s projected expenses and profitability support its decision to approve the New Advisory Agreements.

D.	Economies of Scale
The Board noted that economies of scale were already reflected in the advisory fees. In future determinations of whether to approve the continuation of the advisory agreement, the Board will consider whether economies of scale exist and should be passed along to shareholders.

E.	Other Benefits of the Relationship
The Board considered other benefits to Invesco and its affiliates derived from its relationship with the Fund and other funds advised by Invesco. These benefits include, among other things, fees for administrative services (which is reimbursement of Invesco’s cost or such reasonable compensation as may be approved by the Board). The trustees reviewed with Invesco these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by Invesco or its affiliates support its decision to approve the New Advisory Agreements.

23        Invesco Van Kampen High Income Trust II

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Van Kampen High Income Trust II was held on Friday, April 16, 2010. The Meeting was held for the following purposes:

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.

(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates.

			Votes	Votes	Broker
	Matters	Votes For	Against	Abstained	Non-Votes

(1)	To approve a new investment advisory agreement with Invesco Advisers, Inc.	1,943,701	107,395	108,445	0
(2)	To approve a new master sub-advisory agreement between Invesco Advisers, Inc. and its affiliates	1,934,856	118,778	105,907	0

24        Invesco Van Kampen High Income Trust II

Invesco Van Kampen High Income Trust II
Trustees and Officers
Information below is as of June 15, 2010
Trustees
David C. Arch
Jerry D. Choate
Rod Dammeyer
Linda Hutton Heagy
R. Craig Kennedy
Howard J. Kerr
Colin Meadows
Jack E. Nelson
Hugo F. Sonnenschein
Wayne W. Whalen
Suzanne H. Woolsey
Officers
Wayne W. Whalen
Chairman
Colin Meadows
President and Principal Executive Officer
John M. Zerr
Senior Vice President, Chief Legal Officer and Secretary
Lisa O. Brinkley
Vice President
Kevin M. Carome
Vice President
Karen Dunn Kelly
Vice President
Sheri Morris
Vice President, Principal Financial Officer and Treasurer
Lance A. Rejsek
Anti-Money Laundering Compliance Officer
Todd L. Spillane
Chief Compliance Officer
Transfer Agent
Computershare Trust Company, N.A.
c/o Computershare Investor Services
P.O. Box 43078
Providence, RI 02940-3078
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1201 Louisiana Street, Suite 2900
Houston, TX 77002-5678
Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
155 West Wacker Drive
Chicago, Illinois 60606
Investment Adviser
Invesco Advisers, Inc.
1555 Peachtree Street, N.E.
Atlanta, GA 30309

T-1

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Fund holdings and proxy voting information
The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is 811-05769.
     A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Trust voted proxies related to its portfolio securities during the 12-months ended June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-HINC2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen High Income Trust II

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer
Date: September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer
Date: September 3, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.